INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Intangible assets
Intangible assets	$ 173,034,536	$ 173,783,956
HB4 and breeding program
Intangible assets
Intangible assets	31,476,363	31,679,681
Integrated products
Intangible assets
Intangible assets	2,786,562	2,841,008
Microbiology product
Intangible assets
Intangible assets	50,506,239	49,508,801
Trademarks and patents
Intangible assets
Intangible assets	58,730,415	59,760,753
Software
Intangible assets
Intangible assets	1,609,367	1,987,690
Customer loyalty
Intangible assets
Intangible assets	22,925,590	23,006,023
RG/RS/OX Wheat
Intangible assets
Intangible assets	$ 5,000,000	$ 5,000,000